Cover	Aug. 15, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment to the Current Report on Form 8-K filed with the Securities and Exchange Commission on August 17, 2023 (the “Original 8-K”) reflects (i) clarifying changes to the description of the exercisability of the Exok Warrants (as defined below) in the second paragraph of the Introductory Note and (ii) a correction of a typographical error with respect to the number of warrants in the first paragraph of Item 1.01. Other than such corrections, there are no other changes to the body of the Original 8-K.
Document Period End Date	Aug. 15, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-33383
Entity Registrant Name	Prairie Operating Co.
Entity Central Index Key	0001162896
Entity Tax Identification Number	98-0357690
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	602 Sawyer Street, Suite 710
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77007
City Area Code	(713)
Local Phone Number	424-4247
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false